UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21285

                MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
               (Exact name of registrant as specified in charter)
                                    --------

                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                  Steven Zoric
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-312-881-6500

                     DATE OF FISCAL YEAR END: MARCH 31, 2007

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2006


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ITEM 1.   SCHEDULE OF INVESTMENTS


MAN-GLENWOOD LEXINGTON
ASSOCIATES PORTFOLIO, LLC

QUARTERLY REPORT
DECEMBER 31, 2006 (UNAUDITED)



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
MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2006
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 %* OF
INVESTMENT FUNDS                                                        COST                  FAIR VALUE       NET ASSETS

COMMODITY & TRADING
AQR Absolute Return Institutional Fund, LP                         $   3,800,000           $    4,372,508          2.42%
Blenheim Fund, LP                                                      6,225,000               11,221,127          6.20%
Bridgewater Pure Alpha Fund II, LLC                                    5,900,000                5,487,044          3.03%
Clarium Capital LLC                                                    4,625,000                4,262,685          2.36%
CRG Partners, LP                                                       3,050,000                3,025,153          1.67%
D.E. Shaw Oculus Fund, LLC                                             4,850,000                6,268,051          3.47%
Grossman Currency Fund LP                                              3,050,000                3,013,516          1.67%
Peloton Multi-Strategy Fund, LP                                        3,950,000                4,232,934          2.34%
SemperMacro Fund Limited                                               4,275,000                3,715,378          2.05%
Touradji Global Resources Fund, LP (Series A)                          4,625,000                5,782,092          3.20%
                                                                  ---------------         ----------------     -----------
TOTAL COMMODITY & TRADING                                             44,350,000               51,380,488         28.41%
                                                                  ---------------         ----------------     -----------
EQUITY HEDGE
Coatue Qualified Partners, L.P.                                        4,019,586                5,235,566          2.89%
Force Capital LLC                                                      3,200,000                3,680,890          2.04%
Intrepid Enhanced Alpha Fund (QP), L.P.                                3,573,186                4,081,576          2.26%
Ivory Flagship Fund, LP                                                4,275,000                5,783,331          3.20%
Touradji Deeprock Partners LP                                          3,350,000                3,185,131          1.76%
Walker Smith Capital (QP), L.P.                                        2,211,970                3,034,536          1.68%
Zebedee European Fund Ltd.                                             3,350,000                3,534,234          1.95%
                                                                  ---------------         ----------------     -----------
TOTAL EQUITY HEDGE                                                    23,979,742               28,535,264         15.78%
                                                                  ---------------         ----------------     -----------
EVENT DRIVEN
Cerberus Partners, L.P.                                                1,144,204                2,327,677          1.29%
Cevian Capital II LP (Class C)                                         2,712,500                3,272,568          1.81%
Deephaven Event Arbitrage Fund L.L.C.                                  6,150,000                8,631,546          4.77%
Greywolf Capital Partners II, LP                                       4,025,000                5,310,183          2.94%
King Street Capital, L.P.                                              2,166,109                3,903,834          2.16%
Lansdowne European Strategic Equity Fund, LP                           7,300,000               10,292,528          5.69%
OZ Domestic Partners II L.P.                                           5,900,000                7,470,947          4.13%
Rockbay Capital Institutional Fund L.L.C.                              6,025,000                6,263,601          3.46%
Sparx Japan Value Creation Investors Fund LP                           3,575,000                3,342,674          1.85%
Steel Partners II, LP                                                  6,150,000                7,219,424          3.99%
Trian Partners, LP                                                     3,200,000                3,743,193          2.07%
Trian Partners, SPV I, LP                                                800,000                  928,348          0.51%
ValueAct Capital Partners, L.P.                                        7,325,000                9,049,671          5.00%
                                                                  ---------------         ----------------     -----------
TOTAL EVENT DRIVEN                                                    56,472,813               71,756,194         39.67%
                                                                  ---------------         ----------------     -----------


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MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
DECEMBER 31, 2006
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  %* OF
INVESTMENT FUNDS (CONTINUED)                                           COST                  FAIR VALUE        NET ASSETS

MULTI-STRATEGY
Amaranth Partners, L.L.C.                                          $   3,929,393           $    1,659,632          0.92%
Satellite Fund II, L.P.                                                  627,696                  985,721          0.54%
                                                                  ---------------         ----------------    ------------
TOTAL MULTI-STRATEGY                                                   4,557,089                2,645,353          1.46%
                                                                  ---------------         ----------------    ------------

RELATIVE VALUE
CFIP Domestic Fund                                                     3,625,000                3,734,018          2.07%
                                                                  ---------------         ----------------    ------------
TOTAL RELATIVE VALUE                                                   3,625,000                3,734,018          2.07%
                                                                  ---------------         ----------------    ------------

VARIABLE EQUITY
Eureka Fund Ltd., Class B USD                                          2,600,000                3,194,850          1.76%
Gandhara Fund, LP                                                      3,825,000                5,026,695          2.78%
Impala Fund LP                                                         3,350,000                3,742,863          2.07%
Jefferies Paragon Fund, LLC                                            3,040,000                3,268,556          1.81%
Marshall Wace European TOPS Fund Limited                               5,200,000                6,782,819          3.75%
Rosehill Japan Fund L.P.                                               3,725,000                3,646,071          2.02%
SLS Investors, L.P.                                                    3,050,000                3,810,971          2.11%
Stadia Consumer Fund (QP), L.P.                                        2,250,000                2,251,681          1.24%
Tontine Partners LP (Class C)                                          4,625,000                5,012,326          2.77%
Tosca                                                                  4,485,852                6,927,384          3.83%
Vardon Focus Fund, LP                                                  3,100,000                3,632,521          2.01%
Zaxis Institutional Partners, L.P.                                     2,617,093                3,167,522          1.75%
                                                                  ---------------         ----------------    ------------
TOTAL VARIABLE EQUITY                                                 41,867,945               50,464,259         27.90%
                                                                  ---------------         ----------------    ------------


                                                                  ---------------         ----------------    ------------
Total Investment funds                                               174,852,589              208,515,576        115.29%
                                                                  ---------------         ----------------    ------------

OPTION CONTRACTS
iShares Russell 2000 Index, January 2007, 65 Put                          54,723                    1,475          0.00%
S&P 500 Index, March 2007, 1150 Put                                       67,325                    2,500          0.00%
S&P 500 Index, March 2007, 1175 Put                                       37,789                    3,105          0.00%
S&P 500 Index, March 2007, 1225 Put                                       54,963                    7,440          0.01%
                                                                  ---------------         ----------------    ------------
Total Option Contracts                                                   214,800                   14,520          0.01%
                                                                  ---------------         ----------------    ------------

Total Investment funds and Option Contracts                        $ 175,067,389           $  208,530,096        115.30%
                                                                  ===============         ================    ============


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MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONCLUDED) (UNAUDITED)
DECEMBER 31, 2006
--------------------------------------------------------------------------------

FUTURES - A summary of the open futures contracts held by the Company at December 31, 2006, is as follows:

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                                 NUMBER OF      EXPIRATION      UNREALIZED
TYPE OF CONTRACT                 CONTRACTS         DATE        APPRECIATION
--------------------------------------------------------------------------------

Russell 2000 Index E-MINI          (193)         March 2007    $  201,685
                                                              ============


*Percentages are based on net assets of $180,863,449.

At December 31, 2006, the aggregate cost of investment funds and option contracts for tax purposes was expected to be similar to book cost of $175,067,389. At December 31, 2006, accumulated net unrealized appreciation on investment funds and option contracts was $33,462,707, consisting of $37,805,096 of gross unrealized appreciation and $(4,342,389) of gross unrealized depreciation.

For information regarding the Portfolio Company's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio Company's most recent semi-annual or annual financial statements.

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ITEM 2.   CONTROLS AND PROCEDURES

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions that occurred during the Registrant's last fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant's internal controls over financial reporting as defined in Rule 30a-3(d) of the 1940 Act or in other factors that have materially affected, or are reasonably likely to materially affect the Registrant's internal controls over financial reporting as defined in Rule
30a-3(d) of the 1940 Act subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                Man-Glenwood Lexington Associates Portfolio, LLC


                                By:      /s/ John B. Rowsell
                                         ---------------------------
                                         John B. Rowsell
                                         Principal Executive Officer

                                Date:    February 27, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                By:      /s/ John B. Rowsell
                                         ---------------------------
                                         John B. Rowsell
                                         Principal Executive Officer

                                Date:    February 27, 2007


                                By:      /s/ Alicia B. Derrah
                                         ----------------------------
                                         Alicia B. Derrah
                                         Principal Financial Officer

                                Date:    February 27, 2007